Offerings	Aug. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants included as part of the units
Amount Registered | shares	17,681,250
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No fee pursuant to Rule 457(g).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the Warrants included as part of the units
Amount Registered | shares	8,840,625
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 101,667,188.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,565.25
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the Share Rights included as part of the units
Amount Registered | shares	1,010,358
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 10,103,580.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,546.86
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, one-half of one redeemable warrant ("Warrant"), and one right to receive one fifth of one Class A ordinary share ("Share Right")
Amount Registered | shares	17,681,250
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 176,812,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 27,069.99
Offering Note	$27,069.99 of such amount has been previously paid in connection with the prior filing on Form S-1 on May 30, 2025 where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) Class A ordinary shares underlying the Previous Share Rights included as part of the units.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value included as part of the units
Amount Registered | shares	17,681,250
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No fee pursuant to Rule 457(g).
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Share Rights included as part of the units
Amount Registered | shares	17,681,250
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No fee pursuant to Rule 457(g).
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the Share Rights included as part of the units
Amount Registered | shares	2,525,892
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 25,258,920.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,867.14
Offering Note	$3,867.14 of such amount has been previously paid in connection with the prior filing on Form S-1 on May 30, 2025 where the Registrant paid fees for (i) units, each previously consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share (“Previous Share Right”), (ii) Class A ordinary shares, $0.0001 par value included as part of the units, (iii) Previous Share Rights included as part of the units, and (iv) Class A ordinary shares underlying the Previous Share Rights included as part of the units.